Schedule of Discontinued Operations Amount Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Accrued liabilities	$ 766	$ 766	$ 766
Current liabilities from discontinued operations	766	766	766
Total liabilities	$ 766	$ 766	$ 766